FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Summary of the changes in the fair value - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of the changes in the fair value [Abstract]
Balance-January 1, 2013	$ 2,030	$ 10,964,006
Balance		2,030
Aggregate fair value of derivative instruments issued		3,053,272
Transfers out due to the expiration and modification of derivative aspect of financial instrument		(6,384,814)
Change in fair value of derivative liabilities	$ (2,030)	$ (7,630,434)